Grants and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
Grants and other liabilities as of December 31, 2022 and December 31, 2021 are as follows:

	Balance as of December 31,
	2022	2021
Grants	911,593	970,557
Other liabilities and provisions	340,920	293,187
Dismantling provision	140,595	124,593
Lease liabilities	63,076	59,219
Accruals on Spanish market prices differences	91,884	74,795
Other	45,365	34,580
Grant and other non-current liabilities	1,252,513	1,263,744

Maturity of other liabilities and provisions
The maturity of Other liabilities and provisions as of December 31, 2022 and 2021 is as follows:

As of December 31, 2022	Total	2023	2024 and 2025	2026 and 2027	Subsequent years
Other liabilities and provisions	340,920	-	46,489	41,428	253,003
Total	340,920	-	46,489	41,428	253,003

As of December 31, 2021	Total	2022	2023 and 2024	2025 and 2026	Subsequent years
Other liabilities and provisions	293,187	-	51,490	33,656	208,041
Total	293,187	-	51,490	33,656	208,041